Net results of financial transactions	12 Months Ended
Dec. 31, 2019
Net results of financial transactions
Net results of financial transactions

Note 4. Net results of financial transactions

Skr mn	2019	2018	2017
Derecognition of financial instruments not measured at fair value through profit or loss:
Available-for-sale financial assets	—	—	-17
Financial assets at amortized cost	19	24	16
Financial assets or liabilities at fair value through profit or loss:
Designated upon initial recognition (FVO)	-5,590	7,315	-326
Mandatorily	5,710	-7,360	278
Financial instruments under fair-value hedge accounting:
Net results of the hedging instrument	2,846	-192	-999
Net results of the hedged item	-2,761	235	946
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	2	-3	0
Total net results of financial -transactions	226	19	-102

SEK’s general business model is to hold financial instruments measured at fair value to maturity. The net fair value changes that occur, mainly relate to changes in credit spreads on SEK’s own debt, which due to IFRS 9, are reported in other comprehensive income from 2018 compared to net results of financial transactions prior to IFRS 9, and basis spreads, which are recognized in net results of financial transactions. The changes could be significant in a single reporting period, but will not affect earnings over time since the lifetime cumulative changes in the instrument’s market value will be zero if it is held to maturity and is a performing instrument. When financial instruments are not held to maturity, realized gains and losses can occur, for example when SEK repurchases its own debt, or if lending is repaid early and the related hedging instruments are terminated prematurely. These are effects presented under “Derecognition of financial instruments not measured at fair value through profit or loss”, “Financial assets or liabilities at fair value through profit or loss” and “Financial instruments under fair-value hedge accounting”. “Financial assets or liabilities at fair value through profit or loss” and “Financial instruments under fair-value hedge accounting” include realized as well as unrealized changes in fair value.